Fair value measurements - Summary of Carrying Values and Fair Values of Other Financial Instruments (Detail) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
First Lien Term Facility
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying value		$ 786.6	$ 794.6
Fair value		730.6	691.3
2017 First Lien Term Facility
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying value	$ 782.4	786.6	794.6
Fair value	761.9	730.6
2019 First Lien Term Facility
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying value	98.0	98.5	99.5
Fair value	95.1	93.0	87.1
2017 Second Lien Term Facility
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying value	310.0	310.0	310.0
Fair value	306.9	241.8	201.5
Revolving Facility
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying value	8.3	142.6	52.0
Fair value	8.3	142.6	$ 52.0
2021 Revolving Facility
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying value	114.7	0.0
Fair value	$ 114.7	$ 0.0